UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-10341
                                                ------------------

                     UBS Tamarack International Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
                     ---------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                   Date of fiscal year end: December 31, 2005
                                            -----------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (107.96%)
             COMMON STOCK (107.96%)
             APPAREL MANUFACTURERS (0.24%)
    42,567   Hugo Boss AG - (Germany) **                                               $    1,487,790
                                                                                       --------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (1.53%)
    10,405   Georg Fischer AG - (Switzerland) **, (a)                                       3,601,498
   354,398   Nifco Inc./Japan - (Japan) **                                                  6,012,946
                                                                                       --------------
                                                                                            9,614,444
                                                                                       --------------
             BEVERAGES - WINES/SPIRITS (6.49%)
 1,769,624   C&C Group PLC - (Ireland) **                                                  10,625,041
   170,491   Pernod Ricard SA - (France)**, (a)                                            30,195,589
                                                                                       --------------
                                                                                           40,820,630
                                                                                       --------------
             BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS (6.91%)
    95,175   Heijmans NV - (Netherlands) **                                                 4,330,570
   135,925   Hochtief AG - (Germany) **                                                     6,088,053
   190,375   Kingspan Group PLC - (Ireland) **                                              2,455,918
   226,604   Koninklijke Bam Groep NV - (Netherlands) **, (a)                              20,872,823
    12,691   Sika AG - (Switzerland) **, (a)                                                9,705,896
                                                                                       --------------
                                                                                           43,453,260
                                                                                       --------------
             BUILDING - HEAVY CONSTRUCTION (3.73%)
   271,864   Vinci - (France) **, (a)                                                      23,484,870
                                                                                       --------------
             BUILDING PRODUCTS - CEMENT/AGGREGATE (0.60%)
   768,384   Cementir SpA - (Italy) **                                                      3,805,188
                                                                                       --------------
             CELLULAR TELECOMMUNICATIONS (0.33%)
   264,705   Mobile Telesystems OJSC - (Russia) **                                          2,098,013
                                                                                       --------------
             CHEMICALS - DIVERSIFIED (0.45%)
    64,645   Shin-Etsu Chemical Co Ltd - (Japan) **                                         2,823,299
                                                                                       --------------
             CHEMICALS - PLASTICS (0.55%)
   711,076   Filtrona PLC - (United Kingdom) *, **                                          3,446,817
                                                                                       --------------
             CHEMICALS - SPECIALTY (2.32%)
   110,508   Auriga Industries - (Denmark) **                                               3,106,514
   109,187   Syngenta AG - (Switzerland) **, (a)                                           11,475,539
                                                                                       --------------
                                                                                           14,582,053
                                                                                       --------------
             CIRCUIT BOARDS (1.24%)
   186,692   Ibiden Co., Ltd. - (Japan) **, (a)                                             7,791,187
                                                                                       --------------
             CLOSED END FUNDS (0.99%)
   727,802   Prodesse Investment Ltd. - (United Kingdom) **                                 6,215,429
                                                                                       --------------
             COMMERCIAL BANKS - NON US (8.80%)
   108,945   Banco Pastor SA - (Spain) **                                                   4,988,644
    97,741   Erste Bank der Oesterreichischen Sparkassen AG - (Austria) **                  5,243,932

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             COMMERCIAL BANKS - NON US (CONTINUED)
    75,912   Julius Baer Holding AG - (Switzerland) **, (a)                            $    5,964,619
   867,904   Shinsei Bank, Ltd. - (Japan) **                                                5,475,131
   240,110   Svenska Handelsbanken - (Sweden) **                                            5,575,971
   433,122   The Bank Of Kyoto, Ltd. - (Japan) **                                           4,341,156
   165,762   The Mie Bank, Ltd. - (Japan) **                                                  903,837
 4,049,241   Unicredito Italiano SpA - (Italy) **                                          22,896,375
                                                                                       --------------
                                                                                           55,389,665
                                                                                       --------------
             COMMERCIAL SERVICES (0.31%)
 5,921,482   Linmark Group Ltd. - (Hong Kong) **                                            1,984,679
                                                                                       --------------
             CONTAINERS - PAPER/PLASTIC (0.40%)
   559,945   M.J. Maillis SA - (Greece) **                                                  2,524,860
                                                                                       --------------
             DIALYSIS CENTERS (1.67%)
    53,168   Fresenius AG - (Germany) **                                                    7,397,354
    33,845   Fresenius Medical Care AG (Germany) **                                         3,090,989
                                                                                       --------------
                                                                                           10,488,343
                                                                                       --------------
             DISTRIBUTION/WHOLESALE (0.51%)
   426,849   Esprit Holdings Ltd. - (Hong Kong) **                                          3,191,456
                                                                                       --------------
             DIVERSIFIED FINANCIAL SERVICES (1.12%)
 2,529,526   Acta Holding ASA - (Norway) **                                                 7,056,293
                                                                                       --------------
             DIVERSIFIED MANUFACTURING OPERATIONS (2.49%)
   216,983   Aalberts Industries NV  - (Netherlands) **, (a)                               11,523,699
 1,163,610   Mitsubishi Heavy Ind., Ltd. - (Japan) **                                       4,127,150
                                                                                       --------------
                                                                                           15,650,849
                                                                                       --------------
             DIVERSIFIED OPERATIONS (0.46%)
   277,050   Hutchinson Whampoa Ltd. - (Hong Kong) **                                       2,866,090
                                                                                       --------------
             ELECTRIC - INTEGRATED (2.51%)
    69,263   E.ON AG - (Germany) **                                                         6,382,421
   262,138   Fortum Oyj - (Finland) **                                                      5,277,968
 1,469,793   Hera SpA - (Italy) **                                                          4,146,601
                                                                                       --------------
                                                                                           15,806,990
                                                                                       --------------
             ELECTRONIC COMPONENTS - MISCELLANEOUS (1.56%)
    85,886   Fanuc Ltd. - (Japan) **                                                        6,956,357
   100,000   Samsung Electro-Mechanics Co., Ltd. - (South Korea) **                         2,837,254
                                                                                       --------------
                                                                                            9,793,611
                                                                                       --------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.90%)
 2,722,311   ARM Holdings PLC - (United Kingdom) **                                         5,658,838
                                                                                       --------------
             ELECTRONICS - MILITARY (1.73%)
   502,248   Safran SA - (France) **                                                       10,875,389
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ENGINEERING/R&D SERVICES (1.49%)
   126,520   Linde AG - (Germany) **                                                   $    9,350,609
                                                                                       --------------
             EXTENDED SERVICE CONTRACTS (1.31%)
   421,498   Homeserve PLC - (United Kingdom) **, (a)                                       8,232,206
                                                                                       --------------
             FINANCE - INVESTMENT BANKER/BROKER (2.76%)
   556,333   Mediobanca SpA - (Italy) **, (a)                                              10,980,036
   551,466   Nikko Cordial Corp. - (Japan) **                                               6,388,520
                                                                                       --------------
                                                                                           17,368,556
                                                                                       --------------
             FINANCE - OTHER SERVICES (1.76%)
   503,034   Aktiv Kapital ASA - (Norway) **, (a)                                           8,346,249
   242,880   Collins Stewart Tullett PLC - (United Kingdom) **                              2,745,644
                                                                                       --------------
                                                                                           11,091,893
                                                                                       --------------
             FOOD - CONFECTIONERY (1.59%)
       555   Lindt & Spruengli AG - (Switzerland) **, (a)                                   9,212,333
 1,184,780   Petra Foods Ltd - (Singapore) **                                                 763,222
                                                                                       --------------
                                                                                            9,975,555
                                                                                       --------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (3.68%)
   577,188   Cadbury Schweppes PLC - (United Kingdom)**                                     5,840,701
    58,858   Nestle SA - (Switzerland) **, (a)                                             17,302,449
                                                                                       --------------
                                                                                           23,143,150
                                                                                       --------------
             FOOTWEAR & RELATED APPAREL (0.76%)
    78,779   Tod's SpA - (Italy)**, (a)                                                     4,768,930
                                                                                       --------------
             GAS - TRANSPORTATION (0.43%)
   461,750   Snam Rete Gas SpA - (Italy) **                                                 2,700,032
                                                                                       --------------
             GOLD MINING (0.66%)
   205,941   Goldcorp Inc. - (Canada) **                                                    4,127,058
                                                                                       --------------
             INSTRUMENTS - CONTROLS (0.87%)
   518,450   Rotork PLC - (United Kingdom) **, (a)                                          5,466,443
                                                                                       --------------
             INTERNET GAMBLING (1.69%)
 3,465,270   IG Group Holdings PLC - (United Kingdom) *, **                                10,605,590
                                                                                       --------------
             INVESTMENT COMPANIES (0.85%)
 1,749,642   IMMSI SpA - (Italy) **                                                         5,347,458
                                                                                       --------------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES (0.87%)
   276,450   Azimut Holding Spa - (Italy) **                                                2,243,117
    39,184   MPC Muenchmeyer Petersen Capital AG - (Germany) **                             3,220,965
                                                                                       --------------
                                                                                            5,464,082
                                                                                       --------------
             LOTTERY SERVICES (1.75%)
   289,280   Lottomatica SpA - (Italy) **, (a)                                             11,000,194
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             MACHINE TOOLS & RELATED PRODUCTS (0.80%)
   201,900   IWKA AG - (Germany) **                                                    $    5,058,271
                                                                                       --------------
             MACHINERY - CONSTRUCTION & MINING (0.67%)
   221,640   Hitachi Construction Machinery Co., Ltd. - (Japan) **                          4,243,505
                                                                                       --------------
             MACHINERY - FARM (0.60%)
   543,018   Kubota Corp. - (Japan) **                                                      3,765,768
                                                                                       --------------
             MACHINERY - GENERAL INDUSTRY (1.89%)
   178,934   Rheinmetall AG - (Germany) **                                                 11,865,221
                                                                                       --------------
             MEDICAL PRODUCTS (1.17%)
   354,226   Gambro AB - (Sweden) **                                                        5,384,732
    90,774   RaySearch Laboratories AB - (Sweden) **                                        1,990,568
                                                                                       --------------
                                                                                            7,375,300
                                                                                       --------------
             MORTGAGE BANKS (1.30%)
   141,888   Aareal Bank AG - (Germany) **                                                  4,670,126
   162,414   FHB Land Credit and Mortgage Bank Rt - (Hungary) **                            1,179,005
    46,175   Hypo Real Estate Holding AG - (Germany) **                                     2,341,512
                                                                                       --------------
                                                                                            8,190,643
                                                                                       --------------
             MULTI-LINE INSURANCE (2.24%)
    50,265   Allianz AG - (Germany) **, (a)                                                 6,808,013
    91,658   Topdanmark A/S - (Denmark) **, (a)                                             7,315,225
                                                                                       --------------
                                                                                           14,123,238
                                                                                       --------------
             NON-FERROUS METALS (0.82%)
    96,693   Cameco Corp. - (Canada) **                                                     5,173,076
                                                                                       --------------
             OIL & DRILLING (1.21%)
   905,268   SeaDrill Ltd. - (Bermuda) *, **                                                7,631,430
                                                                                       --------------
             OIL COMPANIES - EXPLORATION & PRODUCTION (0.66%)
    87,733   Enerplus Resources Fund - (Canada) **                                          4,140,998
                                                                                       --------------
             OIL COMPANIES - INTEGRATED (1.65%)
   349,356   ENI SpA - (Italy) **                                                          10,407,855
                                                                                       --------------
             OIL REFINING & MARKETING (1.63%)
   276,127   Neste Oil OYJ - (Finland) *, **                                               10,263,670
                                                                                       --------------
             PROPERTY/CASUALTY INSURANCE (0.76%)
 1,247,649   The Fuji Fire And Marine Insurance Co., Ltd. - (Japan) **                      4,788,489
                                                                                       --------------
             REAL ESTATE MANAGEMENT/SERVICE (2.22%)
   121,558   Aeon Mall Co., Ltd. - (Japan) **                                               4,751,208
    36,550   CBo Territoria - (France) *, **                                                  210,637
   117,722   IVG Immobilien AG - (Germany) **                                               2,427,024
   129,985   Nexity - (France) **, (a)                                                      6,582,075
                                                                                       --------------
                                                                                           13,970,944
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             REAL ESTATE OPERATIONS/DEVELOPMENT (1.77%)
   262,274   Mitsui Fudosan Co., Ltd. - (Japan) **                                     $    3,950,077
   486,904   Tokyo Tatemono Co., Ltd. - (Japan) **                                          3,969,466
   588,566   Unite Group Plc - (United Kingdom) **                                          3,238,226
                                                                                       --------------
                                                                                           11,157,769
                                                                                       --------------
             REGIONAL BANK (1.24%)
    27,520   Banque Cantonale Vaudoise - (Switzerland) **, (a)                              7,823,215
                                                                                       --------------
             REITS - DIVERSIFIED (0.42%)
       525   Joint Reit Investment Corp. - (Japan) **                                       2,658,814
                                                                                       --------------
             REITS - OFFICE PROPERTY (1.42%)
       304   Mori Trust Sogo Reit, Inc. - (Japan) **                                        2,671,466
       734   Nippon Building Fund, Inc. - (Japan) **, (a)                                   6,275,331
                                                                                       --------------
                                                                                            8,946,797
                                                                                       --------------
             RETAIL - APPAREL/SHOE (0.97%)
   135,134   United Arrows Ltd (Japan) **, (a)                                              6,092,595
                                                                                       --------------
             RETAIL - CONSUMER ELECTRONICS (0.54%)
   209,412   Germanos SA - (Greece) **                                                      3,398,340
                                                                                       --------------
             RETAIL - MAJOR DEPARTMENT STORES (1.07%)
   496,247   KarstadtQuelle AG - (Germany) **                                               6,736,845
                                                                                       --------------
             RETAIL - MISCELLANEOUS/DIVERSIFIED (0.63%)
   120,452   Seven & I Holdings Co., Ltd. - (Japan) **                                      3,995,950
                                                                                       --------------
             RETAIL - RESTAURANTS (1.62%)
   722,056   Autogrill SpA - (Italy) **                                                    10,220,196
                                                                                       --------------
             RUBBER - TIRES (0.32%)
   115,000   Kumho Tire Co., Inc. - (South Korea) **                                        2,004,081
                                                                                       --------------
             SATELLITE TELECOMMUNICATIONS (1.01%)
   402,387   SES Global SA - (Luxembourg) **                                                6,331,035
                                                                                       --------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.38%)
       414   Nanya Technology Corp. - (Taiwan) **                                                 257
 1,488,500   Taiwan Semiconductor Manufacturing Co., Ltd. - (Taiwan) **                     2,390,714
                                                                                       --------------
                                                                                            2,390,971
                                                                                       --------------
             SEMICONDUCTOR EQUIPMENT (0.36%)
   460,450   ASM Pacific Technology - (Hong Kong) **                                        2,240,712
                                                                                       --------------
             STEEL - PRODUCERS (0.85%)
    31,625   Boehler-Uddeholm AG - (Austria) **                                             5,337,622
                                                                                       --------------
             TELECOMMUNICATIONS EQUIPMENT (1.07%)
   509,692   GN Store Nord - (Denmark) **                                                   6,752,305
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             TELEPHONE - INTEGRATED (1.57%)
 2,251,601   Eircom Group PLC - (Ireland) *, **                                        $    5,320,688
 1,273,912   Eircom Group PLC - Rights Nil Paid, Exp 10/07/05 - (Ireland) **                  906,174
   211,027   Elisa OYJ - (Finland) **                                                       3,658,619
                                                                                       --------------
                                                                                            9,885,481
                                                                                       --------------
             TELEVISION (0.90%)
   103,650   SBS Broadcasting SA - (Luxembourg) ADR *, (b)                                  5,634,414
                                                                                       --------------
             TOBACCO (0.74%)
   387,951   Swedish Match AB - (Sweden) **                                                 4,642,633
                                                                                       --------------
             TOYS (0.89%)
    48,024   Nintendo Co., Ltd. - (Japan) **                                                5,610,003
                                                                                       --------------
             TRANSPORTATION - MARINE (2.05%)
   595,455   Irish Continental Group PLC - (Ireland) **                                     7,107,296
 1,052,790   Songa Offshore ASA - (Norway) *, **                                            5,809,120
                                                                                       --------------
                                                                                           12,916,416
                                                                                       --------------
             WIRELESS EQUIPMENT (2.21%)
 3,795,204   Telefonaktiebolaget LM Ericsson - (Sweden) **                                 13,895,282
                                                                                       --------------
             TOTAL COMMON STOCK (Cost $614,499,907)                                       679,221,683
                                                                                       --------------
             INVESTMENTS IN SECURITIES (Cost $614,499,907)                                679,221,683
                                                                                       --------------

             SECURITIES SOLD, NOT YET PURCHASED ((11.87)%)
             COMMON STOCK SOLD, NOT YET PURCHASED ((11.87)%)
             AIRLINES ((0.77)%)
(1,896,377)  Iberia Lineas Aereas De Espana - (Spain) **                                   (4,847,087)
                                                                                       --------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.84)%)
   (71,456)  Autoliv Inc - (Sweden) **                                                     (3,106,160)
   (51,480)  Valeo SA - (France) **                                                        (2,146,267)
                                                                                       --------------
                                                                                           (5,252,427)
                                                                                       --------------
             CABLE TELEVISION ((0.20)%)
   (32,230)  Sogecable, S.A. - (Spain) **                                                  (1,262,108)
                                                                                       --------------
             COMMERCIAL BANKS - NON US ((1.61)%)
  (410,958)  Bank Of Ireland - (Ireland) **                                                (6,515,436)
  (437,428)  Lloyds TSB Group PLC - (United Kingdom) **                                    (3,613,891)
                                                                                       --------------
                                                                                          (10,129,327)
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             COMMERCIAL SERVICES ((0.27)%)
   (33,869)  Icon Plc - (Ireland) *, **                                                $   (1,693,450)
                                                                                       --------------
             DIVERSIFIED OPERATIONS ((0.76)%)
  (933,456)  Tomkins Plc - (United Kingdom)**                                              (4,772,472)
                                                                                       --------------
             FOOD - MISCELLANEOUS/DIVERSIFIED ((0.84)%)
  (195,028)  Associated British Foods PLC - (United Kingdom)**                             (2,837,818)
  (567,310)  Greencore Group PLC - (Ireland) **                                            (2,469,152)
                                                                                       --------------
                                                                                           (5,306,970)
                                                                                       --------------
             FOOD - RETAIL ((1.00)%)
   (52,167)  Carrefour SA - (France) **                                                    (2,407,621)
   (18,215)  Casino Guichard Perrachon SA - (France) **                                    (1,295,691)
  (831,150)  WM Morrison Supermarkets PLC - (United Kingdom) **                            (2,613,609)
                                                                                       --------------
                                                                                           (6,316,921)
                                                                                       --------------
             MEDICAL - DRUGS ((1.24)%)
  (186,432)  GlaxoSmithKline PLC - (United Kingdom) **                                     (4,755,951)
   (61,166)  Novo Nordisk A/S - (Denmark) **                                               (3,033,743)
                                                                                       --------------
                                                                                           (7,789,694)
                                                                                       --------------
             PAPER & RELATED PRODUCTS ((0.73)%)
  (672,701)  DS Smith PLC (United Kingdom) **                                              (1,799,986)
  (507,692)  M-real Oyj - (Finland) **                                                     (2,760,559)
                                                                                       --------------
                                                                                           (4,560,545)
                                                                                       --------------
             PUBLISHING - NEWSPAPERS ((0.35)%)
  (361,914)  RCS MediaGroup SpA - (Italy) **                                               (2,168,613)
                                                                                       --------------
             RETAIL -  BUILDING PRODUCTS ((0.57)%)
  (355,140)  Grafton Group PLC - (Ireland) **                                              (3,596,658)
                                                                                       --------------
             RETAIL - MAJOR DEPARTMENT STORES ((0.39)%)
  (369,400)  Marks & Spencer Group PLC - (United Kingdom) **                               (2,449,008)
                                                                                       --------------
             RETAIL - PUBS ((0.51)%)
  (228,384)  Punch Taverns PLC - (United Kingdom) **                                       (3,232,268)
                                                                                       --------------
             SECURITY SERVICES ((0.69)%)
  (280,875)  Securitas AB - (Sweden) **                                                    (4,360,538)
                                                                                       --------------
             SUGAR ((0.39)%)
  (308,132)  Tate & Lyle PLC - (United Kingdom)**                                          (2,476,187)
                                                                                       --------------
             TRANSPORTATION - MARINE ((0.42)%)
      (259)  AP Moller-Maersk A/S - (Denmark) **                                           (2,652,891)
                                                                                       --------------
             TRAVEL SERVICES ((0.29)%)
   (85,557)  TUI  AG - (Germany) **                                                        (1,827,846)
                                                                                       --------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005

   SHARES                                                                               MARKET VALUE
-----------------------------------------------------------------------------------------------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost $(75,470,218))              (74,695,010)
                                                                                       --------------
             SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(75,470,218))                  (74,695,010)
                                                                                       --------------
  TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 96.09%        604,526,673
                                                                                       --------------
  OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.91%                                     24,589,783
                                                                                       --------------
  TOTAL NET ASSETS -- 100.00%                                                          $  629,116,456
                                                                                       ==============

*     Non-income producing security

**    Foreign

(a) Partially or wholly held ($168,018,836 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(b)   ADR - American Depositary Receipt

                                                  SEPTEMBER 30, 2005
INVESTMENT IN SECURITIES - BY COUNTRY         PERCENTAGE OF NET ASSETS (%)
-------------------------------------         ----------------------------
Japan                                                    15.51%
Italy                                                    13.73
Germany                                                  11.94
France                                                   10.41
Switzerland                                              10.35
Netherlands                                               5.84
Sweden                                                    3.82
United Kingdom                                            3.64
Norway                                                    3.37
Finland                                                   2.61
Canada                                                    2.14
Ireland                                                   1.93
Luxembourg                                                1.90
Denmark                                                   1.83
Austria                                                   1.68
Hong Kong                                                 1.63
Bermuda                                                   1.21
Greece                                                    0.94
South Korea                                               0.77
Taiwan                                                    0.38
Russia                                                    0.33
Hungary                                                   0.19
Singapore                                                 0.12
Spain                                                    -0.18

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      UBS Tamarack International Fund L.L.C.
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date     November 17, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date     November 17, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date     November 17, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.